Post-employment benefits - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 GBP (£)
Disclosure of defined benefit plans [line items]
Administrative expenses	€ 2	€ 2	€ 2
Gains arising from settlements, defined benefit plans	28
Property assets contributed to partnership | £				£ 171
Contributions to pension plan	39	52	61
Estimate of contributions expected to be paid to plan for next annual reporting period	22
Current provision for other employee benefit liabilities	10	13
Non-current provision for other employee benefit liabilities	35	32
Contributions to defined contribution plan	62	€ 34	€ 34
Partnership agreement
Disclosure of defined benefit plans [line items]
Contributions to pension plan	€ 10
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	20 years
Great Britain
Disclosure of defined benefit plans [line items]
Present value of obligation, percentage	72.00%			72.00%
Fair value of assets, percentage	73.50%			73.50%
Additional future funding levels to plan	3.00%
Great Britain | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	22 years
Germany
Disclosure of defined benefit plans [line items]
Present value of obligation, percentage	15.70%			15.70%
Fair value of assets, percentage	16.50%			16.50%
Germany | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	15 years
DC scheme
Disclosure of defined benefit plans [line items]
Administrative expenses	€ 19